Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Liabilities	$ 10,035	$ 12,177
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	3,011
Leases	2,089
Convertible debentures	1,637
Liabilities	6,737
Liquidity Risk | Not Later Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	3,011
Leases	1,105
Liabilities	4,116
Liquidity Risk | Later Than One Year and Not Later Than Two Years
Disclosure Of Financial Instruments [Line Items]
Leases	871
Convertible debentures	1,637
Liabilities	2,508
Liquidity Risk | Later Than Two Years and Not Later Than Five Years
Disclosure Of Financial Instruments [Line Items]
Leases	113
Liabilities	$ 113